Condensed Consolidated Interim Statements of Profit or Loss and Other Comprehensive Income / (Loss) - EUR (€) € in Thousands		3 Months Ended
		Mar. 31, 2019	Mar. 31, 2018
Profit or loss [abstract]
Revenue		€ 5,414	€ 28
Research and development costs		(51,259)	(30,540)
General and administrative expenses		(10,436)	(4,662)
Operating profit / (loss)		(56,281)	(35,174)
Share of profit/(loss) of associate		(1,852)
Finance income		4,620	702
Finance expenses		(194)	(7,010)
Profit / (loss) before tax		(53,707)	(41,482)
Tax on profit / (loss) for the period		70	107
Net profit / (loss) for the period		(53,637)	(41,375)
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translating foreign operations		559	(9)
Other comprehensive income / (loss) for the period, net of tax		559	(9)
Total comprehensive income / (loss)		(53,078)	(41,384)
Profit / (loss) for the period attributable to owners of the Company		(53,637)	(41,375)
Total comprehensive income / (loss) for the period attributable to owners of the Company		€ (53,078)	€ (41,384)
Basic and diluted earnings / (loss) per share		€ (1.24)	€ (1.07)
Number of shares used for calculation (basic and diluted)	[1]	43,371,559	38,699,204

[1]	A total of 5,650,777 warrants outstanding as of March 31, 2019 can potentially dilute earnings per share in the future but have not been included in the calculation of diluted earnings per share because they are antidilutive for the period presented. Similarly, a total of 4,657,891 warrants outstanding as of March 31, 2018 are also considered antidilutive for the period presented and have not been included in the calculation.